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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number:

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Quantitative Advantage, LLC
Address: 10225 Yellow Circle Drive, Suite 100
         Minnetonka, MN 55343

Form 13F File Number: 028-119785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Graham van der Leeuw
Title:   Chief Operating Officer, Chief Compliance Officer
         and General Counsel
Phone:   (952) 942-3206

Signature, Place, and Date of Signing:

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
/s/ Graham van der Leeuw         Minnetonka, MN            February 9, 2012
_______________________     ________________________    _______________________
      [Signature]                [City, State]                  [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 42

Form 13F Information Table Value Total: $415,586
                                        (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                          FORM 13F INFORMATION TABLE

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
         COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
          --------            ---------------- --------- -------- ----------------- ---------- -------- --------------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS   CUSIP    (X$1000) PRN AMNT PRN CALL DISCRETION MANAGER   SOLE  SHARED  NONE
       --------------         ---------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ------
CURRENCYSHARES AUSTRALIAN DL.   AUSTRALIAN DOL 23129U101  10364    100997              SOLE      NONE    48194   0     52803
CURRENCYSHS JAPANESE YEN TR..     JAPANESE YEN 23130A102  10352     80919              SOLE      NONE    38132   0     42787
ISHARES TR...................   BARCLY USAGG B 464287226  29691    269303              SOLE      NONE   101526   0    167777
ISHARES TR...................  BARCLYS TIPS BD 464287176  15815    135529              SOLE      NONE    63671   0     71858
ISHARES TR...................     AGENCY BD FD 464288166  13754    121768              SOLE      NONE    32610   0     89158
ISHARES GOLD TRUST...........          ISHARES 464285105   6655    436983              SOLE      NONE   281530   0    155453
ISHARES TR...................   DJ US HEALTHCR 464287762   7397    103356              SOLE      NONE    42664   0     60692
ISHARES TR...................   DJ US TECH SEC 464287721   6832    106916              SOLE      NONE    44299   0     62617
ISHARES TR...................      DJ US UTILS 464287697   7457     84426              SOLE      NONE    34898   0     49528
ISHARES TR...................   MSCI EMERG MKT 464287234   9350    246450              SOLE      NONE   106033   0    140417
ISHARES INC..................       MSCI JAPAN 464286848  10011   1098865              SOLE      NONE   476411   0    622454
ISHARES INC..................   MSCI PAC J IDX 464286665   9394    241299              SOLE      NONE   102585   0    138714
ISHARES TR...................       S&P500 GRW 464287309  36578    542460              SOLE      NONE   220426   0    322034
ISHARES TR...................    S&P 500 INDEX 464287200    335      2656              SOLE      NONE       16   0      2640
ISHARES TR...................    CONS SRVC IDX 464287580   7423    103948              SOLE      NONE    42931   0     61017
ISHARES TR...................   BARCLYS MBS BD 464288588  29706    274882              SOLE      NONE   104055   0    170827
ISHARES TR...................   CONS GOODS IDX 464287812   7367    107575              SOLE      NONE    44900   0     62675
ISHARES TR...................   IBOXX INV CPBD 464287242  21347    187652              SOLE      NONE    74514   0    113138
PIMCO ETF TR.................   1-5 US TIP IDX 72201R205   8708    163200              SOLE      NONE    12230   0    150970
POWERSHARES ETF TR II........   S&P500 LOW VOL 73937B779  10636    410185              SOLE      NONE   193299   0    216886
POWERSHS DB MULTI SECT COMM..     DB GOLD FUND 73936B606   2837     52098              SOLE      NONE     3969   0     48129
POWERSHS DB MULTI SECT COMM..      DB OIL FUND 73936B507  10377    363203              SOLE      NONE   169402   0    193801
POWERSHS DB MULTI SECT COMM..     DB PREC MTLS 73936B200   8952    166143              SOLE      NONE    77521   0     88622
POWERSHARES GLOBAL ETF TRUST.   ASIA PAC EX-JP 73936T854   3332     71620              SOLE      NONE     4565   0     67055
PROSHARES TR................. PSHS SH MSCI EAF 74347R370  10207    198192              SOLE      NONE    96744   0    101448
PROSHARES TR................. PSHS SHTRUSS2000 74347R826   9757    328726              SOLE      NONE   150763   0    177963
SPDR DOW JONES INDL AVRG ETF.         UT SER 1 78467X109   7251     59508              SOLE      NONE    38276   0     21232
VANGUARD WORLD FDS...........   CONSUM DIS ETF 92204A108   2973     48106              SOLE      NONE     2798   0     45308
VANGUARD WORLD FDS...........   CONSUM STP ETF 92204A207   2972     36474              SOLE      NONE     2114   0     34360
VANGUARD INTL EQUITY INDEX F. MSCI EMR MKT ETF 922042858   3308     86586              SOLE      NONE     5475   0     81111
VANGUARD INDEX FDS...........       GROWTH ETF 922908736  14077    227933              SOLE      NONE    13729   0    214204
VANGUARD WORLD FDS...........   HEALTH CAR ETF 92204A504   2697     44066              SOLE      NONE     2823   0     41243
VANGUARD WORLD FDS...........     INF TECH ETF 92204A702   2931     47756              SOLE      NONE     2790   0     44966
VANGUARD BD INDEX FD INC.....    INTERMED TERM 921937819   8658     99551              SOLE      NONE     7493   0     92058
VANGUARD SCOTTSDALE FDS......    INT-TERM CORP 92206C870  17209    208929              SOLE      NONE    41496   0    167433
VANGUARD INDEX FDS...........    LARGE CAP ETF 922908637   3282     57281              SOLE      NONE     4101   0     53180
VANGUARD SCOTTSDALE FDS......   MORTG-BACK SEC 92206C771   3152     60751              SOLE      NONE     4595   0     56156
VANGUARD INTL EQUITY INDEX F.     MSCI PAC ETF 922042866   3307     69490              SOLE      NONE     4440   0     65050
VANGUARD SCOTTSDALE FDS......   SHRT-TERM CORP 92206C409   8647    111053              SOLE      NONE     8685   0    102368
VANGUARD BD INDEX FD INC.....   TOTAL BND MRKT 921937835  17432    208672              SOLE      NONE    16042   0    192630
VANGUARD WORLD FDS...........    UTILITIES ETF 92204A876   3044     39587              SOLE      NONE     2298   0     37289
WISDOMTREE TRUST............. CHINESE YUAN ETF 97717W182  10012    397461              SOLE      NONE   187408   0    210053
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